SCHEDULE OF FUTURE MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Nov. 30, 2023	Nov. 30, 2022
Operating Leases As Lessee
2024	$ 921,310
2025	948,199
2026	437,379
2027	98,551
2028	82,126
Thereafter
Total undiscounted lease payments	2,487,565
Less: imputed interest	(66,157)
Total operating lease liabilities	$ 2,421,408	$ 1,337,506